Fees Summary	Mar. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,217,000
Previously Paid Amount	0.00
Total Fee Amount	645.62
Total Offset Amount	0.00
Net Fee	645.62
Narrative - Max Aggregate Offering Price	$ 4,217,000
Final Prospectus	true